Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000	100,000,000
Common stock subject to possible redemption, share outstanding	1,252,372	5,733,920
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, share issued
Preferred stock, share outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,728,078	1,728,078
Common stock, shares outstanding	1,728,078	1,728,078